BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
July 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Knollwood CDO Ltd., Series 2004-1A, Class
C, (LIBOR USD 3 Month + 3.20%), 5.59%,
01/10/39
(a)(b)(c)
................... USD 191 $ —
Total Asset-Backed Securities — 0.0%
(Cost: $187,031) ................................ —
Shares
Shares
Common Stocks
Aerospace & Defense — 0.2%
HEICO Corp. ..................... 3,829 603,871
HEICO Corp., Class A ................ 3,879 495,271
MTU Aero Engines AG ............... 2,386 461,246
Rheinmetall AG .................... 1,468 269,198
TransDigm Group, Inc.
(d)
.............. 2,823 1,756,866
3,586,452
Air Freight & Logistics — 0.3%
Deutsche Post AG (Registered) ......... 12,734 508,594
DSV A/S ......................... 2,927 493,203
FedEx Corp. ...................... 4,238 987,835
United Parcel Service, Inc., Class B ...... 17,027 3,318,392
5,308,024
Airlines — 0.0%
Alaska Air Group, Inc. ................ 3,127 138,620
American Airlines Group, Inc.
(d)
.......... 16,088 220,567
United Airlines Holdings, Inc.
(d)
.......... 8,043 295,580
654,767
Auto Components — 0.2%
Aptiv plc
(d)
........................ 12,014 1,260,148
BorgWarner, Inc. ................... 10,590 407,291
Bridgestone Corp. .................. 8,100 315,948
Cie Generale des Etablissements Michelin SCA 18,988 531,371
Denso Corp. ...................... 11,400 623,524
3,138,282
Automobiles — 2.6%
Bayerische Motoren Werke AG ......... 10,191 832,742
Ferrari NV ....................... 4,774 1,013,818
Ford Motor Co. .................... 149,966 2,203,001
General Motors Co.
(d)
................ 62,351 2,260,847
Honda Motor Co. Ltd. ................ 48,300 1,237,794
Lucid Group, Inc.
(d)
.................. 48,883 892,115
Mercedes-Benz Group AG ............. 24,468 1,442,976
Nissan Motor Co. Ltd. ................ 107,900 410,329
Rivian Automotive, Inc., Class A
(d)
........ 28,125 964,688
Stellantis NV ...................... 40,781 585,626
Subaru Corp. ..................... 41,200 716,917
Tesla, Inc.
(d)
....................... 28,132 25,078,271
Toyota Motor Corp. ................. 233,100 3,783,455
Volkswagen AG .................... 1,184 234,512
41,657,091
Banks — 2.7%
Australia & New Zealand Banking Group Ltd. 63,439 1,025,254
Banco Bilbao Vizcaya Argentaria SA ...... 89,931 407,538
Banco Santander SA ................ 288,711 722,318
Bank Leumi Le-Israel BM ............. 27,963 271,901
Bank of America Corp. ............... 157,704 5,331,972
Barclays plc ...................... 322,495 617,760
BNP Paribas SA ................... 19,968 943,435
BOC Hong Kong Holdings Ltd. .......... 77,500 280,342
CaixaBank SA ..................... 43,762 131,406
Security
Shares
Shares Value
Banks (continued)
Citigroup, Inc. ..................... 37,502 $ 1,946,354
Comerica, Inc. ..................... 3,246 252,441
Commerzbank AG
(d)
................. 20,488 140,366
Commonwealth Bank of Australia ........ 35,617 2,529,426
Credit Agricole SA .................. 20,510 188,976
Danske Bank A/S ................... 20,222 282,791
DBS Group Holdings Ltd. ............. 34,900 796,360
FinecoBank Banca Fineco SpA ......... 11,738 145,880
First Republic Bank ................. 1,111 180,771
Hang Seng Bank Ltd. ................ 20,900 337,130
HSBC Holdings plc ................. 442,541 2,772,059
ING Groep NV ..................... 74,973 728,275
Intesa Sanpaolo SpA ................ 192,618 342,053
Israel Discount Bank Ltd., Class A ....... 23,808 135,369
Japan Post Bank Co. Ltd. ............. 26,000 207,991
JPMorgan Chase & Co. .............. 68,159 7,862,822
KBC Group NV .................... 3,537 185,257
M&T Bank Corp. ................... 1,990 353,126
Mitsubishi UFJ Financial Group, Inc. ...... 277,100 1,561,318
Mizuho Financial Group, Inc. ........... 61,250 730,490
National Australia Bank Ltd. ............ 69,065 1,491,563
NatWest Group plc .................. 197,949 601,222
Nordea Bank Abp .................. 13,087 129,038
Oversea-Chinese Banking Corp. Ltd. ..... 65,200 552,551
Societe Generale SA ................ 9,583 214,721
Standard Chartered plc ............... 47,053 324,322
Sumitomo Mitsui Financial Group, Inc. ..... 31,000 972,535
Truist Financial Corp. ................ 20,242 1,021,614
UniCredit SpA ..................... 33,385 330,167
United Overseas Bank Ltd. ............ 22,800 454,891
US Bancorp ...................... 28,752 1,357,094
Wells Fargo & Co. .................. 77,874 3,416,332
Westpac Banking Corp. .............. 69,627 1,054,372
Zions Bancorp NA .................. 3,766 205,435
43,537,038
Beverages — 1.6%
Anheuser-Busch InBev SA/NV .......... 24,610 1,318,304
Asahi Group Holdings Ltd. ............. 3,400 118,206
Brown-Forman Corp., Class B .......... 8,510 631,612
Carlsberg A/S, Class B ............... 3,229 417,645
Coca-Cola Co. (The) ................ 101,181 6,492,785
Coca-Cola HBC AG ................. 10,404 256,059
Constellation Brands, Inc., Class A ....... 5,822 1,434,017
Davide Campari-Milano NV ............ 11,432 126,917
Diageo plc ....................... 51,394 2,434,629
Heineken Holding NV ................ 6,793 536,775
Heineken NV ..................... 6,592 649,885
Keurig Dr Pepper, Inc. ............... 27,360 1,059,926
Kirin Holdings Co. Ltd. ............... 9,000 148,035
Molson Coors Beverage Co., Class B ..... 4,909 293,313
Monster Beverage Corp.
(d)
............. 9,429 939,317
PepsiCo, Inc. ..................... 38,853 6,797,721
Pernod Ricard SA .................. 7,497 1,472,744
25,127,890
Biotechnology — 1.6%
AbbVie, Inc. ...................... 52,966 7,601,151
Alnylam Pharmaceuticals, Inc.
(d)
......... 1,557 221,156
Amgen, Inc. ...................... 17,174 4,250,050
Argenx SE
(d)
...................... 1,137 415,348
Biogen, Inc.
(d)
..................... 5,060 1,088,204
BioMarin Pharmaceutical, Inc.
(d)
......... 1,645 141,552
CSL Ltd. ......................... 10,420 2,121,689
Genmab A/S
(d)
..................... 1,104 392,825
Gilead Sciences, Inc. ................ 42,186 2,520,613

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2022
Security
Shares
Shares Value
Biotechnology (continued)
Horizon Therapeutics plc
(d)
............ 6,964 $ 577,803
Incyte Corp.
(d)
..................... 6,247 485,267
Moderna, Inc.
(d)
.................... 11,305 1,855,037
Neurocrine Biosciences, Inc.
(d)
.......... 1,257 118,321
Regeneron Pharmaceuticals, Inc.
(d)
....... 3,468 2,017,301
Seagen, Inc.
(d)
..................... 2,003 360,500
Vertex Pharmaceuticals, Inc.
(d)
.......... 8,204 2,300,484
26,467,301
Building Products — 1.2%
Allegion plc ....................... 10,362 1,095,263
AO Smith Corp. .................... 19,357 1,224,717
Assa Abloy AB, Class B .............. 40,426 955,106
Carrier Global Corp. ................. 53,363 2,162,802
Cie de Saint-Gobain ................. 13,377 623,768
Daikin Industries Ltd. ................ 5,800 1,017,194
Fortune Brands Home & Security, Inc. ..... 11,625 810,030
Geberit AG (Registered) .............. 434 228,578
Johnson Controls International plc ....... 51,944 2,800,301
Kingspan Group plc ................. 4,923 318,657
Lennox International, Inc. ............. 3,234 774,640
Lixil Corp. ........................ 10,900 225,578
Masco Corp. ...................... 31,001 1,716,835
Nibe Industrier AB, Class B ............ 21,124 212,805
Owens Corning .................... 9,131 846,809
ROCKWOOL A/S, Class B ............ 1,745 432,410
TOTO Ltd. ....................... 7,200 245,246
Trane Technologies plc ............... 19,058 2,801,335
Xinyi Glass Holdings Ltd. ............. 83,000 163,704
18,655,778
Capital Markets — 1.6%
3i Group plc ...................... 18,731 291,038
Abrdn plc ........................ 34,377 69,697
Amundi SA
(c)(e)
..................... 3,050 165,599
ASX Ltd. ........................ 5,334 331,534
Bank of New York Mellon Corp. (The) ..... 10,854 471,715
Cboe Global Markets, Inc. ............. 1,595 196,791
Charles Schwab Corp. (The) ........... 33,275 2,297,639
CME Group, Inc. ................... 8,946 1,784,548
Credit Suisse Group AG (Registered) ..... 34,553 200,980
Deutsche Bank AG (Registered) ......... 36,135 316,071
Deutsche Boerse AG ................ 6,622 1,155,972
Euronext NV
(c)(e)
.................... 3,132 255,191
FactSet Research Systems, Inc. ......... 529 227,301
Goldman Sachs Group, Inc. (The) ....... 7,634 2,545,099
Hargreaves Lansdown plc ............. 7,413 76,745
Hong Kong Exchanges & Clearing Ltd. .... 14,300 656,234
Intercontinental Exchange, Inc. ......... 13,431 1,369,828
Japan Exchange Group, Inc. ........... 12,200 193,989
London Stock Exchange Group plc ....... 7,285 710,963
Macquarie Group Ltd. ................ 9,057 1,159,146
MarketAxess Holdings, Inc. ............ 500 135,390
Moody's Corp. ..................... 3,573 1,108,523
Morgan Stanley .................... 31,030 2,615,829
MSCI, Inc. ....................... 1,283 617,559
Nasdaq, Inc. ...................... 1,805 326,524
Nomura Holdings, Inc. ............... 80,400 306,767
Northern Trust Corp. ................. 1,841 183,695
Partners Group Holding AG ............ 550 600,460
S&P Global, Inc. ................... 9,737 3,670,167
Schroders plc ..................... 5,183 187,996
St. James's Place plc ................ 10,995 165,157
State Street Corp. .................. 5,254 373,244
T. Rowe Price Group, Inc. ............. 2,194 270,893
Security
Shares
Shares Value
Capital Markets (continued)
UBS Group AG (Registered) ........... 51,507 $ 841,641
25,879,925
Chemicals — 1.6%
Air Liquide SA ..................... 10,439 1,435,179
Air Products & Chemicals, Inc. .......... 1,345 333,869
Akzo Nobel NV .................... 6,889 463,634
Albemarle Corp. ................... 7,388 1,804,962
Asahi Kasei Corp. .................. 35,000 280,784
BASF SE ........................ 23,963 1,067,916
Chr Hansen Holding A/S .............. 3,236 211,806
Clariant AG (Registered)
(d)
............. 6,606 123,767
Croda International plc ............... 5,045 461,365
DuPont de Nemours, Inc. ............. 32,002 1,959,483
Ecolab, Inc. ...................... 21,284 3,515,478
EMS-Chemie Holding AG (Registered) .... 325 258,078
Evonik Industries AG ................ 21,305 454,429
Givaudan SA (Registered) ............. 151 527,829
International Flavors & Fragrances, Inc. .... 21,147 2,623,285
Koninklijke DSM NV ................. 1,931 309,248
Linde plc ........................ 4,420 1,334,840
Nitto Denko Corp. .................. 5,500 354,174
Novozymes A/S, Class B .............. 6,492 414,711
PPG Industries, Inc. ................. 24,917 3,221,519
RPM International, Inc. ............... 4,950 447,480
Sherwin-Williams Co. (The) ............ 12,206 2,953,120
Shin-Etsu Chemical Co. Ltd. ........... 6,200 794,185
Sika AG (Registered) ................ 1,183 292,304
Symrise AG ...................... 6,262 730,686
26,374,131
Commercial Services & Supplies — 0.5%
Brambles Ltd. ..................... 21,972 176,846
Cintas Corp. ...................... 3,828 1,628,776
Copart, Inc.
(d)
..................... 2,524 323,324
Dai Nippon Printing Co. Ltd. ........... 6,900 152,265
Rentokil Initial plc ................... 35,785 236,287
Republic Services, Inc. ............... 11,727 1,626,066
Rollins, Inc. ....................... 12,188 470,091
Secom Co. Ltd. .................... 12,100 808,160
TOPPAN, Inc. ..................... 7,000 119,108
Waste Connections, Inc. .............. 3,123 416,515
Waste Management, Inc. .............. 15,921 2,619,960
8,577,398
Communications Equipment — 0.1%
Cisco Systems, Inc. ................. 42,655 1,935,257
Nokia OYJ ....................... 48,661 253,455
2,188,712
Construction & Engineering — 0.4%
ACS Actividades de Construccion y Servicios
SA .......................... 7,719 185,547
Bouygues SA ..................... 26,253 793,622
Eiffage SA ....................... 8,919 836,951
Ferrovial SA ...................... 26,485 709,219
Kajima Corp. ...................... 37,400 426,947
Obayashi Corp. .................... 56,200 413,320
Quanta Services, Inc. ................ 3,674 509,694
Shimizu Corp. ..................... 61,000 345,787
Taisei Corp. ...................... 18,600 593,467
Vinci SA ......................... 19,101 1,830,998
6,645,552
Construction Materials — 0.2%
CRH plc ......................... 11,410 437,849
Martin Marietta Materials, Inc. .......... 4,098 1,442,824

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2022
Security
Shares
Shares Value
Construction Materials (continued)
Vulcan Materials Co. ................ 8,794 $ 1,453,912
3,334,585
Consumer Finance — 0.2%
American Express Co. ............... 13,211 2,034,758
Capital One Financial Corp. ............ 6,235 684,790
Discover Financial Services ............ 4,139 418,039
Synchrony Financial ................. 2,378 79,616
3,217,203
Containers & Packaging — 0.2%
Ball Corp. ........................ 5,528 405,866
International Paper Co. ............... 49,963 2,136,917
2,542,783
Distributors — 0.1%
Pool Corp. ....................... 2,490 890,673
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B ....... 48,334 14,529,200
Groupe Bruxelles Lambert SA .......... 5,537 490,108
Investor AB, Class B ................. 28,448 530,889
M&G plc ......................... 82,864 216,002
ORIX Corp. ....................... 26,700 475,843
16,242,042
Diversified Telecommunication Services — 0.3%
AT&T, Inc. ........................ 120,272 2,258,708
BT Group plc ...................... 100,078 197,587
Cellnex Telecom SA
(c)(e)
............... 8,835 395,182
Deutsche Telekom AG (Registered) ...... 54,496 1,035,369
Nippon Telegraph & Telephone Corp. ..... 13,900 397,058
Orange SA ....................... 19,608 200,363
Singapore Telecommunications Ltd. ...... 158,900 300,492
Telefonica SA ..................... 42,219 188,453
Verizon Communications, Inc. .......... 12,532 578,853
5,552,065
Electric Utilities — 2.2%
Acciona SA ....................... 2,701 555,786
CK Infrastructure Holdings Ltd. .......... 154,000 965,699
Constellation Energy Corp. ............ 22,876 1,512,104
Edison International ................. 38,986 2,642,081
Electricite de France SA .............. 42,130 511,637
Elia Group SA/NV .................. 4,750 721,106
Endesa SA ....................... 55,993 1,026,320
Enel SpA ........................ 337,009 1,698,953
Entergy Corp. ..................... 21,727 2,501,430
Eversource Energy ................. 31,435 2,773,196
Exelon Corp. ...................... 78,794 3,663,133
Fortum OYJ ...................... 38,459 431,676
Iberdrola SA ...................... 228,276 2,437,641
NextEra Energy, Inc. ................ 100,521 8,493,019
NRG Energy, Inc. ................... 23,455 885,426
Orsted A/S
(c)(e)
..................... 8,621 1,003,628
Red Electrica Corp. SA ............... 2,461 48,384
SSE plc ......................... 73,650 1,590,722
Terna - Rete Elettrica Nazionale ......... 130,641 1,000,163
Verbund AG ...................... 4,631 509,250
34,971,354
Electrical Equipment — 0.6%
ABB Ltd. (Registered) ................ 80,050 2,433,490
Eaton Corp. plc .................... 4,672 693,278
Fuji Electric Co. Ltd. ................. 5,600 252,929
Legrand SA ...................... 14,603 1,195,529
Mitsubishi Electric Corp. .............. 76,400 806,343
Nidec Corp. ...................... 8,400 583,750
Security
Shares
Shares Value
Electrical Equipment (continued)
Rockwell Automation, Inc. ............. 1,986 $ 506,986
Schneider Electric SE ................ 15,679 2,168,468
Siemens Energy AG ................. 18,766 311,844
Siemens Gamesa Renewable Energy SA
(d)
. 6,228 114,591
Vestas Wind Systems A/S ............. 36,159 950,394
10,017,602
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A ............. 52,148 4,022,175
Azbil Corp. ....................... 12,900 388,331
CDW Corp. ....................... 5,143 933,609
Corning, Inc. ...................... 34,510 1,268,588
Halma plc ........................ 10,020 282,192
Hexagon AB, Class B ................ 16,732 197,012
Keyence Corp. .................... 5,000 1,981,711
Kyocera Corp. ..................... 8,900 494,741
Murata Manufacturing Co. Ltd. .......... 11,800 689,247
Omron Corp. ...................... 5,600 313,197
Shimadzu Corp. .................... 5,600 199,242
TDK Corp. ....................... 10,900 343,292
TE Connectivity Ltd. ................. 2,903 388,218
Teledyne Technologies, Inc.
(d)
........... 1,456 569,878
Trimble, Inc.
(d)
..................... 4,044 280,775
Venture Corp. Ltd. .................. 10,500 133,772
Zebra Technologies Corp., Class A
(d)
...... 1,131 404,547
12,890,527
Energy Equipment & Services — 0.3%
Baker Hughes Co. .................. 46,411 1,192,299
Halliburton Co. .................... 56,183 1,646,162
Schlumberger NV .................. 62,212 2,303,710
Tenaris SA ....................... 13,658 191,131
5,333,302
Entertainment — 1.4%
Activision Blizzard, Inc. ............... 24,456 1,955,257
AMC Entertainment Holdings, Inc., Class A
(d)
31,028 451,768
Bollore SE ....................... 77,622 391,903
Electronic Arts, Inc. ................. 9,510 1,247,997
Konami Group Corp. ................ 1,100 65,016
Liberty Media Corp. -Liberty Formula One,
Class C
(d)
...................... 10,475 709,891
Live Nation Entertainment, Inc.
(d)
........ 13,637 1,281,742
Netflix, Inc.
(d)
...................... 19,397 4,362,385
Nexon Co. Ltd. .................... 7,300 165,725
Nintendo Co. Ltd. ................... 2,600 1,162,651
ROBLOX Corp., Class A
(d)
............. 3,271 140,424
Sea Ltd., ADR
(d)
.................... 5,444 415,486
Take-Two Interactive Software, Inc.
(d)
...... 5,885 781,116
Toho Co. Ltd. ..................... 3,000 119,132
Ubisoft Entertainment SA
(d)
............ 1,790 76,208
Universal Music Group NV ............ 16,112 364,720
Walt Disney Co. (The)
(d)
.............. 63,228 6,708,491
Warner Bros Discovery, Inc.
(d)
.......... 123,726 1,855,890
22,255,802
Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc. ...... 5,434 900,849
American Homes 4 Rent, Class A ........ 3,121 118,224
American Tower Corp. ............... 15,206 4,118,241
AvalonBay Communities, Inc. .......... 6,228 1,332,418
Boston Properties, Inc. ............... 4,952 451,424
British Land Co. plc (The) ............. 14,215 85,471
Camden Property Trust ............... 4,546 641,441
Covivio ......................... 827 52,303
Crown Castle International Corp. ........ 15,199 2,745,851
Daiwa House REIT Investment Corp. ..... 92 221,425

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Digital Realty Trust, Inc. .............. 10,866 $ 1,439,202
Duke Realty Corp. .................. 15,394 963,049
Equinix, Inc. ...................... 3,197 2,249,857
Equity LifeStyle Properties, Inc. ......... 2,888 212,326
Equity Residential .................. 14,998 1,175,693
Essex Property Trust, Inc. ............. 2,782 797,126
Extra Space Storage, Inc. ............. 5,039 954,991
Federal Realty OP LP ................ 1,758 185,662
Gecina SA ....................... 1,795 184,043
GLP J-Reit ....................... 162 213,055
Goodman Group ................... 40,894 598,486
Healthpeak Properties, Inc. ............ 19,681 543,786
Host Hotels & Resorts, Inc. ............ 24,392 434,422
Invitation Homes, Inc. ................ 5,653 220,637
Iron Mountain, Inc. .................. 11,018 534,263
Japan Metropolitan Fund Investment Corp. . 117 95,342
Japan Real Estate Investment Corp. ...... 44 212,474
Kimco Realty Corp. ................. 14,582 322,408
Land Securities Group plc ............. 17,509 156,461
Link REIT ........................ 76,100 637,286
Mid-America Apartment Communities, Inc. .. 5,058 939,422
Mirvac Group
(f)
.................... 56,549 85,671
Nippon Building Fund, Inc. ............. 59 312,980
Nippon Prologis REIT, Inc.
(d)
............ 15 39,008
Nomura Real Estate Master Fund, Inc. .... 97 121,521
Prologis, Inc. ...................... 24,404 3,234,994
Public Storage ..................... 6,103 1,992,080
Realty Income Corp. ................. 24,481 1,811,349
Regency Centers Corp. .............. 2,218 142,906
SBA Communications Corp. ........... 3,904 1,310,924
Scentre Group ..................... 99,745 204,402
Segro plc ........................ 35,827 479,293
Simon Property Group, Inc. ............ 11,874 1,289,991
Sun Communities, Inc. ............... 1,237 202,819
UDR, Inc. ........................ 13,400 648,560
Ventas, Inc. ...................... 16,987 913,561
VICI Properties, Inc. ................. 30,926 1,057,360
Vornado Realty Trust ................ 3,901 118,551
Welltower, Inc. ..................... 18,254 1,576,050
Weyerhaeuser Co. .................. 24,849 902,516
WP Carey, Inc. .................... 4,788 427,568
40,609,742
Food & Staples Retailing — 0.8%
Carrefour SA ...................... 12,740 217,116
Costco Wholesale Corp. .............. 13,267 7,181,427
Jeronimo Martins SGPS SA ............ 54,593 1,263,661
Kesko OYJ, Class B ................. 14,546 359,769
Koninklijke Ahold Delhaize NV .......... 37,574 1,034,740
Walmart, Inc. ...................... 16,297 2,152,019
Woolworths Group Ltd. ............... 14,335 377,141
12,585,873
Food Products — 0.6%
Chocoladefabriken Lindt & Spruengli AG ... 11 121,645
Chocoladefabriken Lindt & Spruengli AG
(Registered) .................... 10 1,153,221
Danone SA ....................... 9,995 551,116
Kerry Group plc, Class A .............. 1,982 209,203
Lamb Weston Holdings, Inc. ........... 3,607 287,334
MEIJI Holdings Co. Ltd. .............. 5,500 287,155
Nestle SA (Registered) ............... 61,935 7,588,728
10,198,402
Security
Shares
Shares Value
Gas Utilities — 0.3%
APA Group
(f)
...................... 98,392 $ 806,751
Atmos Energy Corp. ................. 3,015 365,991
Hong Kong & China Gas Co. Ltd. ........ 720,222 760,650
Naturgy Energy Group SA ............. 32,027 939,419
Osaka Gas Co. Ltd. ................. 35,600 640,020
Snam SpA ....................... 276,742 1,388,564
Tokyo Gas Co. Ltd. ................. 34,900 685,468
5,586,863
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories ................. 53,319 5,803,240
Alcon, Inc. ....................... 1,767 139,070
Align Technology, Inc. ................ 1,007 282,937
Baxter International, Inc. .............. 20,113 1,179,829
Becton Dickinson and Co. ............. 7,151 1,747,061
Boston Scientific Corp.
(d)
.............. 27,584 1,132,323
Coloplast A/S, Class B ............... 1,009 118,092
Dexcom, Inc.
(d)
.................... 8,850 726,408
Edwards Lifesciences Corp. ........... 13,468 1,354,073
Hologic, Inc.
(d)
..................... 1,568 111,924
Hoya Corp. ....................... 6,000 601,150
IDEXX Laboratories, Inc.
(d)
............. 1,513 603,959
Intuitive Surgical, Inc.
(d)
............... 8,163 1,878,878
Medtronic plc ..................... 35,468 3,281,499
Olympus Corp. .................... 25,100 537,195
ResMed, Inc. ..................... 2,818 677,785
Siemens Healthineers AG
(c)(e)
........... 7,484 383,507
Stryker Corp. ..................... 7,193 1,544,697
Sysmex Corp. ..................... 1,800 126,021
Terumo Corp. ..................... 6,300 215,105
Zimmer Biomet Holdings, Inc. .......... 2,305 254,449
22,699,202
Health Care Providers & Services — 0.9%
Centene Corp.
(d)
................... 1,831 170,228
Elevance Health, Inc. ................ 6,279 2,995,711
Fresenius Medical Care AG & Co. KGaA ... 3,214 119,154
Fresenius SE & Co. KGaA ............. 6,136 157,014
Humana, Inc. ..................... 689 332,098
UnitedHealth Group, Inc. .............. 19,014 10,312,053
14,086,258
Health Care Technology — 0.0%
M3, Inc. ......................... 6,300 219,492
Hotels, Restaurants & Leisure — 0.6%
Booking Holdings, Inc.
(d)
.............. 523 1,012,366
Compass Group plc ................. 50,782 1,190,150
Entain plc
(d)
....................... 6,368 93,706
Evolution AB
(c)(e)
.................... 2,530 245,488
Flutter Entertainment plc
(d)
............. 3,129 314,150
Galaxy Entertainment Group Ltd. ........ 41,000 243,912
InterContinental Hotels Group plc ........ 3,911 231,825
Marriott International, Inc., Class A ....... 3,690 586,046
McDonald's Corp. .................. 12,382 3,261,047
Norwegian Cruise Line Holdings Ltd.
(d)
..... 10,355 125,813
Oriental Land Co. Ltd. ............... 4,400 668,047
Penn National Gaming, Inc.
(d)
........... 4,126 142,553
Starbucks Corp. .................... 8,334 706,557
8,821,660
Household Durables — 0.8%
DR Horton, Inc. .................... 47,503 3,706,659
Lennar Corp., Class A ................ 38,724 3,291,540
NVR, Inc.
(d)
....................... 525 2,306,377
PulteGroup, Inc. ................... 44,072 1,922,421

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2022
Security
Shares
Shares Value
Household Durables (continued)
Sony Group Corp. .................. 22,200 $ 1,883,181
13,110,178
Household Products — 0.5%
Colgate-Palmolive Co. ............... 6,152 484,408
Henkel AG & Co. KGaA .............. 1,765 111,292
Kimberly-Clark Corp. ................ 4,611 607,684
Procter & Gamble Co. (The) ........... 41,965 5,829,358
Reckitt Benckiser Group plc ............ 15,705 1,273,908
8,306,650
Independent Power and Renewable Electricity Producers — 0.0%
EDP Renovaveis SA ................. 23,787 618,683
Uniper SE ........................ 7,893 52,736
671,419
Industrial Conglomerates — 0.5%
3M Co. .......................... 17,233 2,468,455
CK Hutchison Holdings Ltd. ............ 100,500 666,645
DCC plc ......................... 8,113 529,693
Hitachi Ltd. ....................... 24,700 1,250,513
Investment AB Latour, Class B .......... 2,299 57,202
Keppel Corp. Ltd. ................... 95,300 476,136
Siemens AG (Registered) ............. 20,632 2,301,377
Smiths Group plc ................... 13,058 246,433
Toshiba Corp. ..................... 12,300 498,981
8,495,435
Insurance — 0.5%
Admiral Group plc .................. 8,070 188,609
AIA Group Ltd. .................... 232,400 2,334,842
Allianz SE (Registered) ............... 6,989 1,269,246
Aviva plc ........................ 90,394 437,763
AXA SA ......................... 17,682 407,438
Legal & General Group plc ............ 114,907 366,958
Marsh & McLennan Cos., Inc. .......... 5,117 838,983
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................. 1,415 320,789
Progressive Corp. (The) .............. 2,353 270,736
Prudential plc ..................... 52,985 653,538
Sampo OYJ, Class A ................ 6,166 266,388
Tokio Marine Holdings, Inc. ............ 8,000 468,319
Willis Towers Watson plc .............. 2,904 600,954
Zurich Insurance Group AG ............ 818 357,080
8,781,643
Interactive Media & Services — 2.7%
Alphabet, Inc., Class A
(d)
.............. 148,340 17,254,909
Alphabet, Inc., Class C
(d)
.............. 135,640 15,821,049
Match Group, Inc.
(d)
................. 5,125 375,714
Meta Platforms, Inc., Class A
(d)
.......... 56,003 8,910,077
Twitter, Inc.
(d)
...................... 15,078 627,396
Z Holdings Corp. ................... 43,000 151,972
43,141,117
Internet & Direct Marketing Retail — 1.7%
Amazon.com, Inc. .................. 191,810 25,884,759
Prosus NV
(d)
...................... 16,263 1,060,917
26,945,676
IT Services — 2.5%
Accenture plc, Class A ............... 14,507 4,442,914
Adyen NV
(c)(d)(e)
.................... 311 559,419
Amadeus IT Group SA
(d)
.............. 2,758 160,820
Automatic Data Processing, Inc. ......... 11,493 2,771,192
Capgemini SE ..................... 2,434 464,254
Cognizant Technology Solutions Corp., Class A 7,983 542,525
DXC Technology Co.
(d)
............... 6,072 191,875
Security
Shares
Shares Value
IT Services (continued)
Edenred ......................... 6,840 $ 351,101
EPAM Systems, Inc.
(d)
................ 1,034 361,124
Fidelity National Information Services, Inc. .. 13,003 1,328,386
Fiserv, Inc.
(d)
...................... 13,926 1,471,700
Fujitsu Ltd. ....................... 4,800 643,499
Gartner, Inc.
(d)
..................... 918 243,711
Global Payments, Inc. ............... 5,182 633,862
GMO Payment Gateway, Inc. ........... 1,700 141,275
International Business Machines Corp. .... 23,699 3,099,592
Itochu Techno-Solutions Corp. .......... 2,400 64,319
Jack Henry & Associates, Inc. .......... 1,883 391,231
Mastercard, Inc., Class A .............. 20,821 7,366,262
NEC Corp. ....................... 5,100 188,264
Nomura Research Institute Ltd. ......... 13,000 390,576
NTT Data Corp. .................... 19,300 292,106
Obic Co. Ltd. ...................... 4,200 671,453
Otsuka Corp. ..................... 9,300 290,027
Paychex, Inc. ..................... 9,097 1,166,963
PayPal Holdings, Inc.
(d)
............... 26,614 2,302,909
SCSK Corp. ...................... 12,900 227,172
TIS, Inc. ......................... 7,900 223,997
Visa, Inc., Class A .................. 40,763 8,646,240
39,628,768
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc. ............. 8,295 1,112,360
Avantor, Inc.
(d)
..................... 17,359 503,758
Bio-Rad Laboratories, Inc., Class A ....... 573 322,748
Bio-Techne Corp. ................... 786 302,830
Charles River Laboratories International, Inc.
(d)
991 248,285
Danaher Corp. .................... 19,164 5,585,731
Eurofins Scientific SE ................ 2,655 206,980
Illumina, Inc.
(d)
..................... 5,094 1,103,768
IQVIA Holdings, Inc.
(d)
................ 5,531 1,328,933
Lonza Group AG (Registered) .......... 1,257 763,944
Mettler-Toledo International, Inc.
(d)
....... 604 815,237
PerkinElmer, Inc. ................... 3,314 507,605
QIAGEN NV
(d)
..................... 8,464 424,189
Sartorius Stedim Biotech .............. 554 221,622
Thermo Fisher Scientific, Inc. ........... 11,629 6,958,910
Waters Corp.
(d)
.................... 2,200 800,866
West Pharmaceutical Services, Inc. ...... 2,072 711,856
21,919,622
Machinery — 2.7%
Alstom SA ....................... 13,781 327,515
Atlas Copco AB, Class B
(d)
............. 28,032 291,188
Caterpillar, Inc. .................... 24,468 4,850,781
Cummins, Inc. ..................... 14,407 3,188,413
Daimler Truck Holding AG
(d)
............ 11,376 310,849
Deere & Co. ...................... 21,855 7,500,199
Dover Corp. ...................... 6,560 876,941
Epiroc AB, Class A .................. 19,105 337,809
FANUC Corp. ..................... 4,700 810,565
Fortive Corp. ...................... 20,480 1,319,936
GEA Group AG .................... 6,561 244,906
Hoshizaki Corp. .................... 6,800 202,858
IDEX Corp. ....................... 3,205 669,044
Illinois Tool Works, Inc. ............... 14,717 3,057,604
Ingersoll Rand, Inc. ................. 18,826 937,535
KION Group AG .................... 3,946 179,987
Knorr-Bremse AG .................. 3,998 238,183
Komatsu Ltd. ..................... 19,400 448,497
Kone OYJ, Class B ................. 33,621 1,536,529
Kubota Corp. ..................... 13,400 222,485
MISUMI Group, Inc. ................. 5,100 126,879

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2022
Security
Shares
Shares Value
Machinery (continued)
Mitsubishi Heavy Industries Ltd. ......... 11,900 $ 441,876
Nordson Corp. ..................... 2,802 647,234
Otis Worldwide Corp. ................ 22,988 1,796,972
PACCAR, Inc. ..................... 33,177 3,036,359
Parker-Hannifin Corp. ................ 6,184 1,787,733
Pentair plc ....................... 8,241 402,902
Rational AG ...................... 74 51,581
Sandvik AB ....................... 11,977 220,691
Schindler Holding AG ................ 3,693 721,829
Schindler Holding AG (Registered) ....... 1,230 233,561
SMC Corp. ....................... 1,400 689,971
Snap-on, Inc. ..................... 2,139 479,243
Spirax-Sarco Engineering plc ........... 1,360 198,436
Stanley Black & Decker, Inc. ........... 8,206 798,690
Techtronic Industries Co. Ltd. ........... 42,500 471,607
Toyota Industries Corp. ............... 5,600 340,981
Volvo AB, Class B .................. 24,394 437,971
Westinghouse Air Brake Technologies Corp. . 24,055 2,248,421
Xylem, Inc. ....................... 7,359 677,249
Yaskawa Electric Corp. ............... 5,700 199,636
43,561,646
Marine — 0.1%
AP Moller - Maersk A/S, Class A ......... 82 219,676
AP Moller - Maersk A/S, Class B ......... 268 731,730
Kuehne + Nagel International AG (Registered) 1,004 270,399
Nippon Yusen KK ................... 1,700 133,537
1,355,342
Media — 1.1%
Cable One, Inc. .................... 381 524,515
Charter Communications, Inc., Class A
(d)
... 6,476 2,798,280
Comcast Corp., Class A .............. 178,693 6,704,561
Dentsu Group, Inc. .................. 1,700 59,384
Fox Corp., Class A .................. 19,340 640,348
Fox Corp., Class B .................. 17,697 546,837
Informa plc
(d)
...................... 30,060 218,616
Interpublic Group of Cos., Inc. (The) ...... 24,134 720,883
Liberty Broadband Corp., Class C
(d)
...... 6,312 687,566
Liberty Media Corp.-Liberty SiriusXM, Class A
(d)
9,448 376,503
Liberty Media Corp.-Liberty SiriusXM, Class C
(d)
9,973 397,125
News Corp., Class A ................. 10,288 176,336
News Corp., Class B ................ 3,007 51,961
Omnicom Group, Inc. ................ 13,343 931,875
Paramount Global, Class B ............ 40,784 964,542
Pearson plc ...................... 9,416 87,147
Publicis Groupe SA ................. 4,403 234,307
Sirius XM Holdings, Inc.
(g)
............. 157,797 1,054,084
Vivendi SE ....................... 25,959 246,437
WPP plc ......................... 24,884 268,558
17,689,865
Metals & Mining — 0.5%
Anglo American plc ................. 30,650 1,107,841
Antofagasta plc .................... 25,884 368,295
Boliden AB ....................... 14,613 488,350
Evolution Mining Ltd. ................ 173,925 321,288
Fortescue Metals Group Ltd. ........... 17,003 218,804
Mineral Resources Ltd. ............... 7,775 296,259
Newcrest Mining Ltd. ................ 37,985 511,896
Northern Star Resources Ltd. ........... 81,205 446,273
Rio Tinto Ltd. ..................... 13,732 951,415
Rio Tinto plc ...................... 32,575 1,966,537
South32 Ltd. ...................... 143,691 391,647
Sumitomo Metal Mining Co. Ltd. ......... 16,800 528,256
7,596,861
Security
Shares
Shares Value
Multiline Retail — 0.6%
Dollar General Corp. ................ 13,489 $ 3,351,072
Dollar Tree, Inc.
(d)
................... 15,062 2,490,653
Target Corp. ...................... 25,785 4,212,753
10,054,478
Multi-Utilities — 1.0%
Consolidated Edison, Inc. ............. 35,272 3,501,451
E.ON SE ........................ 158,518 1,424,936
Engie SA ........................ 68,517 847,717
National Grid plc ................... 196,251 2,702,299
Public Service Enterprise Group, Inc. ..... 61,131 4,014,473
Sempra Energy .................... 23,954 3,971,573
16,462,449
Oil, Gas & Consumable Fuels — 2.1%
Ampol Ltd. ....................... 6,586 156,032
BP plc .......................... 424,326 2,076,764
Chevron Corp. ..................... 41,845 6,853,374
ConocoPhillips .................... 26,310 2,563,383
Coterra Energy, Inc. ................. 5,837 178,554
Devon Energy Corp. ................. 6,977 438,505
ENEOS Holdings, Inc. ............... 125,100 483,938
Eni SpA ......................... 72,903 876,337
EOG Resources, Inc. ................ 10,161 1,130,107
Equinor ASA ...................... 10,323 397,476
Exxon Mobil Corp. .................. 88,286 8,557,562
Galp Energia SGPS SA .............. 29,400 310,334
Hess Corp. ....................... 2,632 296,021
Idemitsu Kosan Co. Ltd. .............. 8,400 218,440
Inpex Corp. ....................... 20,800 238,405
Kinder Morgan, Inc. ................. 20,778 373,796
Marathon Petroleum Corp. ............ 5,414 496,247
Matador Resources Co. .............. 939 54,255
Neste OYJ ....................... 13,803 709,769
Occidental Petroleum Corp. ............ 10,232 672,754
Phillips 66 ........................ 4,796 426,844
Pioneer Natural Resources Co. ......... 3,238 767,244
Repsol SA ....................... 28,250 351,946
Santos Ltd. ....................... 69,011 358,745
TotalEnergies SE ................... 60,372 3,083,644
Valero Energy Corp. ................. 4,234 469,000
Williams Cos., Inc. (The) .............. 16,637 567,155
Woodside Energy Group Ltd. ........... 21,448 484,306
33,590,937
Personal Products — 0.4%
Haleon plc
(d)
...................... 118,957 422,718
L'Oreal SA ....................... 7,016 2,652,451
Unilever plc ....................... 60,939 2,967,907
6,043,076
Pharmaceuticals — 5.8%
Astellas Pharma, Inc. ................ 43,200 676,572
AstraZeneca plc ................... 32,411 4,263,385
Bristol-Myers Squibb Co. .............. 100,862 7,441,598
Catalent, Inc.
(d)
.................... 13,621 1,540,535
Chugai Pharmaceutical Co. Ltd. ......... 20,500 575,903
Daiichi Sankyo Co. Ltd. ............... 36,700 973,090
Eisai Co. Ltd. ..................... 5,800 265,610
Elanco Animal Health, Inc.
(d)
............ 33,268 674,010
Eli Lilly & Co. ..................... 34,634 11,418,483
GSK plc
(d)
........................ 95,165 1,999,437
Hikma Pharmaceuticals plc ............ 1,840 38,892
Jazz Pharmaceuticals plc
(d)
............ 5,044 787,167
Johnson & Johnson ................. 89,876 15,685,159
Kyowa Kirin Co. Ltd. ................. 7,000 165,027
Merck & Co., Inc. ................... 104,894 9,371,230

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2022
Security
Shares
Shares Value
Pharmaceuticals (continued)
Merck KGaA ...................... 4,109 $ 782,603
Novartis AG (Registered) ............. 44,112 3,790,529
Novo Nordisk A/S, Class B ............ 34,797 4,052,941
Ono Pharmaceutical Co. Ltd. ........... 11,000 309,308
Organon & Co. .................... 6,298 199,773
Orion OYJ, Class B ................. 4,299 205,224
Otsuka Holdings Co. Ltd. ............. 11,300 403,670
Pfizer, Inc. ....................... 230,800 11,657,708
Roche Holding AG .................. 15,870 5,367,043
Royalty Pharma plc, Class A ........... 9,447 410,850
Sanofi .......................... 25,907 2,574,471
Shionogi & Co. Ltd. ................. 4,800 246,199
Takeda Pharmaceutical Co. Ltd. ......... 39,100 1,147,202
UCB SA ......................... 2,511 196,206
Viatris, Inc. ....................... 104,198 1,009,679
Zoetis, Inc. ....................... 25,282 4,615,229
92,844,733
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp. ....... 2,373 227,761
Bureau Veritas SA .................. 9,618 265,270
CoStar Group, Inc.
(d)
................. 3,682 267,276
Equifax, Inc. ...................... 3,980 831,462
Experian plc ...................... 27,468 961,718
Nielsen Holdings plc ................. 8,912 213,442
Nihon M&A Center Holdings, Inc. ........ 12,200 163,261
Recruit Holdings Co. Ltd. ............. 32,800 1,225,836
RELX plc ........................ 49,332 1,460,694
Robert Half International, Inc. ........... 2,476 195,951
SGS SA (Registered) ................ 110 268,451
Teleperformance ................... 1,189 397,603
TransUnion ....................... 3,050 241,652
Verisk Analytics, Inc. ................. 5,212 991,583
Wolters Kluwer NV .................. 3,675 399,114
8,111,074
Real Estate Management & Development — 0.5%
Aroundtown SA .................... 69,466 222,780
CBRE Group, Inc., Class A
(d)
........... 12,126 1,038,228
CK Asset Holdings Ltd. ............... 61,500 435,403
Daiwa House Industry Co. Ltd. .......... 20,700 511,457
ESR Group Ltd.
(c)(d)(e)
................ 66,800 173,708
Hang Lung Properties Ltd. ............. 24,000 43,788
Henderson Land Development Co. Ltd. .... 84,000 292,416
Hongkong Land Holdings Ltd. .......... 58,300 303,047
Hulic Co. Ltd. ..................... 4,300 34,486
LEG Immobilien SE ................. 3,455 313,871
Mitsubishi Estate Co. Ltd. ............. 44,900 666,838
Mitsui Fudosan Co. Ltd. .............. 25,100 560,971
New World Development Co. Ltd. ........ 90,000 300,951
Sino Land Co. Ltd. .................. 82,000 121,839
Sumitomo Realty & Development Co. Ltd. .. 7,500 207,098
Sun Hung Kai Properties Ltd. ........... 68,000 811,725
Swire Pacific Ltd., Class A ............. 8,500 48,409
Swire Properties Ltd. ................ 98,000 233,508
Swiss Prime Site AG (Registered) ........ 2,650 241,319
Vonovia SE ....................... 23,014 766,822
Wharf Real Estate Investment Co. Ltd. .... 33,000 146,890
7,475,554
Road & Rail — 0.5%
Central Japan Railway Co. ............ 4,400 515,226
CSX Corp. ....................... 46,745 1,511,266
East Japan Railway Co. .............. 8,100 422,877
MTR Corp. Ltd. .................... 95,500 505,721
Norfolk Southern Corp. ............... 4,983 1,251,580
Security
Shares
Shares Value
Road & Rail (continued)
Old Dominion Freight Line, Inc. ......... 1,412 $ 428,556
Union Pacific Corp. ................. 15,161 3,446,095
West Japan Railway Co. .............. 3,100 113,865
8,195,186
Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc. .......... 43,036 4,065,611
Advantest Corp. .................... 8,600 511,502
Analog Devices, Inc. ................. 15,988 2,749,297
Applied Materials, Inc. ............... 51,967 5,507,463
ASM International NV ................ 1,136 348,947
ASML Holding NV .................. 6,328 3,637,071
Broadcom, Inc. .................... 13,003 6,962,846
Enphase Energy, Inc.
(d)
............... 8,206 2,331,981
Entegris, Inc. ...................... 13,840 1,521,016
Infineon Technologies AG ............. 55,195 1,513,695
Intel Corp. ....................... 114,150 4,144,787
KLA Corp. ........................ 5,625 2,157,413
Lam Research Corp. ................ 9,415 4,712,302
Marvell Technology, Inc. .............. 11,360 632,525
Microchip Technology, Inc. ............. 19,225 1,323,834
Micron Technology, Inc. ............... 33,028 2,043,112
Monolithic Power Systems, Inc. ......... 1,832 851,367
NVIDIA Corp. ..................... 64,995 11,805,042
NXP Semiconductors NV ............. 7,613 1,399,878
ON Semiconductor Corp.
(d)
............ 12,230 816,719
Qorvo, Inc.
(d)
...................... 3,394 353,214
QUALCOMM, Inc. .................. 37,355 5,418,716
Renesas Electronics Corp.
(d)
........... 29,900 284,793
Rohm Co. Ltd. ..................... 3,700 274,579
Skyworks Solutions, Inc. .............. 5,123 557,792
SolarEdge Technologies, Inc.
(d)
.......... 6,191 2,229,565
STMicroelectronics NV ............... 14,700 556,300
Teradyne, Inc. ..................... 5,660 571,037
Texas Instruments, Inc. ............... 31,547 5,643,443
Tokyo Electron Ltd. ................. 2,300 791,645
75,717,492
Software — 5.7%
Adobe, Inc.
(d)
...................... 13,683 5,611,672
ANSYS, Inc.
(d)
..................... 1,194 333,114
Autodesk, Inc. ..................... 6,172 1,335,127
Bill.com Holdings, Inc. ............... 1,036 139,943
Black Knight, Inc.
(d)
.................. 2,336 153,428
Cadence Design Systems, Inc.
(d)
........ 6,992 1,301,071
Citrix Systems, Inc. ................. 3,854 390,834
Crowdstrike Holdings, Inc., Class A
(d)
...... 1,052 193,147
Dassault Systemes SE ............... 18,377 788,221
Datadog, Inc., Class A
(d)
.............. 1,516 154,647
Dynatrace, Inc.
(d)
................... 5,253 197,670
Fortinet, Inc. ...................... 18,525 1,105,016
Intuit, Inc. ........................ 8,640 3,941,309
Microsoft Corp. .................... 196,054 55,040,200
Nemetschek SE .................... 2,478 165,894
NortonLifeLock, Inc. ................. 20,211 495,776
Oracle Corp. ...................... 46,091 3,587,723
Oracle Corp. Japan ................. 1,300 81,079
Palo Alto Networks, Inc.
(d)
............. 829 413,754
Paycom Software, Inc.
(d)
.............. 1,781 588,603
PTC, Inc.
(d)
....................... 2,692 332,139
Roper Technologies, Inc. .............. 3,833 1,673,756
Sage Group plc (The) ................ 43,855 377,948
Salesforce, Inc.
(d)
................... 28,276 5,203,350
SAP SE ......................... 31,245 2,914,307
ServiceNow, Inc.
(d)
.................. 6,444 2,878,277
Synopsys, Inc.
(d)
................... 4,023 1,478,453

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2022
Security
Shares
Shares Value
Software (continued)
Temenos AG (Registered) ............. 1,536 $ 121,916
Tyler Technologies, Inc.
(d)
............. 1,732 691,068
VMware, Inc., Class A ................ 3,063 355,921
Workday, Inc., Class A
(d)
.............. 1,453 225,360
Xero Ltd.
(d)
....................... 4,144 273,001
Zoom Video Communications, Inc., Class A
(d)
1,489 154,648
92,698,372
Specialty Retail — 0.8%
Burlington Stores, Inc.
(d)
.............. 3,765 531,354
Fast Retailing Co. Ltd. ............... 900 545,032
Home Depot, Inc. (The) .............. 16,168 4,865,598
Industria de Diseno Textil SA ........... 12,533 304,388
Lowe's Cos., Inc. ................... 5,696 1,090,955
Ross Stores, Inc. ................... 21,050 1,710,523
TJX Cos., Inc. (The) ................. 57,868 3,539,207
12,587,057
Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc. ....................... 411,071 66,803,148
Canon, Inc. ....................... 21,300 503,912
Dell Technologies, Inc., Class C ......... 3,994 179,970
FUJIFILM Holdings Corp. ............. 19,300 1,102,455
Hewlett Packard Enterprise Co. ......... 9,897 140,933
HP, Inc. ......................... 31,927 1,066,042
Logitech International SA (Registered) ..... 5,481 308,373
NetApp, Inc. ...................... 3,287 234,462
Ricoh Co. Ltd. ..................... 31,200 250,944
Seagate Technology Holdings plc ........ 7,736 618,725
Western Digital Corp.
(d)
............... 11,658 572,408
71,781,372
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG ....................... 1,663 287,685
EssilorLuxottica SA ................. 5,817 912,004
Hermes International ................ 184 252,438
Kering SA ........................ 1,039 594,819
LVMH Moet Hennessy Louis Vuitton SE .... 4,815 3,343,318
PVH Corp. ....................... 1,738 107,617
Ralph Lauren Corp. ................. 1,150 113,424
Tapestry, Inc. ...................... 6,557 220,512
5,831,817
Trading Companies & Distributors — 0.8%
Ashtead Group plc .................. 10,538 593,181
Brenntag SE ...................... 9,927 697,324
Bunzl plc ........................ 9,464 355,190
Fastenal Co. ...................... 52,637 2,703,436
Ferguson plc ...................... 7,068 889,146
ITOCHU Corp. .................... 48,500 1,411,819
Mitsubishi Corp. .................... 32,800 974,792
Mitsui & Co. Ltd. ................... 39,500 871,460
MonotaRO Co. Ltd. ................. 15,800 282,115
Sumitomo Corp. ................... 14,100 198,245
United Rentals, Inc.
(d)
................ 6,120 1,974,740
WW Grainger, Inc. .................. 3,980 2,163,250
13,114,698
Transportation Infrastructure — 0.1%
Aena SME SA
(c)(d)(e)
................. 761 96,259
Aeroports de Paris
(d)
................. 1,824 252,025
Atlantia SpA ...................... 17,790 411,139
Transurban Group
(f)
................. 73,474 751,028
1,510,451
Security
Shares
Shares Value
Water Utilities — 0.4%
American Water Works Co., Inc. ......... 19,971 $ 3,104,292
Essential Utilities, Inc. ................ 22,572 1,172,390
Severn Trent plc ................... 41,729 1,500,234
United Utilities Group plc .............. 99,916 1,327,538
7,104,454
Wireless Telecommunication Services — 0.2%
KDDI Corp. ....................... 30,500 977,902
SoftBank Corp. .................... 30,500 352,649
SoftBank Group Corp. ............... 20,500 861,139
Vodafone Group plc ................. 497,948 733,805
2,925,495
Total Common Stocks — 73.0%
(Cost: $1,011,436,284) ........................... 1,177,106,688
Beneficial Interest
(000)
Other Interests
(h)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a)(d)(i)
...... USD 300 —
Total Other Interests — 0.0%
(Cost: $0) .................................... —
Preferred Securities
Shares
Shares
Preferred Stocks
Automobiles — 0.1%
Porsche Automobil Holding SE (Preference) . 3,605 260,936
Volkswagen AG (Preference) ........... 4,807 679,661
940,597
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference) ............. 405 181,157
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ...... 5,888 376,145
Total Preferred Securities — 0.1%
(Cost: $1,862,045) .............................. 1,497,899
Rights
Banks — 0.0%
Australia & New Zealand Banking Group Ltd.
(Expires 08/15/22)
(d)
............... 4,229 11,760
Total Rights — 0.0%
(Cost: $0) .................................... 11,760
Par (000)
Par (000)
U.S. Treasury Obligations
U.S. Treasury Notes
0.13%, 12/15/23 ................. 1,000 961,875
0.75%, 11/15/24
(j)
................. 82,000 78,137,031
Total U.S. Treasury Obligations — 4.9%
(Cost: $79,398,108) .............................. 79,098,906

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2022
Security
Shares
Shares Value
Warrants
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/exercisable
07/06/20, 1 share for 1 warrant, Expires
08/03/27, Strike Price USD 22.00)
(d)
.... 1,719 $ 75,550
Total Warrants — 0.0%
(Cost: $8,509) ................................. 75,550
Total Long-Term Investments — 78.0%
(Cost: $1,092,891,977) ........................... 1,257,790,803
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.3%
(k)(l)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.76% ................... 52,452,450 $ 52,452,450
SL Liquidity Series, LLC, Money Market Series,
2.03%
(m)
....................... 1,092,628 1,092,410
Total Short-Term Securities — 3.3%
(Cost: $53,544,588) .............................. 53,544,860
Total Investments — 81.3%
(Cost: $1,146,436,565 ) ........................... 1,311,335,663
Other Assets Less Liabilities — 18.7% .................. 302,021,040
Net Assets — 100.0% .............................. $ 1,613,356,703
(a)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Non-income producing security.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
All or a portion of this security is on loan.
(h)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(k)
Affiliate of the Fund.
(l)
Annualized 7-day yield as of period end.
(m)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
Shares
Held at
07/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 127,278,609 $ — $ (74,826,159) $ — $ — $ 52,452,450 52,452,450 $ 224,544 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 10,572,576 — (9,480,024) 54 (196) 1,092,410 1,092,628 14,138
(b)
—
$ 54 $ (196) $ 53,544,860 $ 238,682 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CAC 40 10 Euro Index ...................................................... 559 08/19/22 $ 37,002 $ 2,530,975
OMXS30 Index ........................................................... 1,059 08/19/22 21,297 841,300
MSCI Singapore Index ...................................................... 1,255 08/30/22 26,750 473,773
Euro-Bund .............................................................. 3,894 09/08/22 627,386 31,217,016
TOPIX Index ............................................................. 762 09/08/22 111,133 1,108,193
FTSE/JSE Top 40 Index ..................................................... 734 09/15/22 27,568 1,043,593
S&P/TSX 60 Index ......................................................... 215 09/15/22 39,859 579,926
SPI 200 Index ............................................................ 878 09/15/22 106,167 5,230,758
DAX Index .............................................................. 367 09/16/22 126,929 4,904,431
S&P 500 E-Mini Index ...................................................... 114 09/16/22 23,561 904,510
WIG20 Index ............................................................ 829 09/16/22 6,173 162,618
U.S. Treasury 10 Year Note ................................................... 3,782 09/21/22 457,740 10,872,331
59,869,424
Short Contracts
Amsterdam Exchange Index .................................................. 503 08/19/22 75,038 (5,690,141)
IBEX 35 Index ............................................................ 392 08/19/22 32,801 (868,032)
SGX NIFTY 50 Index ....................................................... 652 08/25/22 22,602 (931,402)
FTSE China A50 Index ...................................................... 1,828 08/30/22 25,029 431,193
Euro-Bobl ............................................................... 1,954 09/08/22 255,367 (5,144,295)
TOPIX Index ............................................................. 55 09/08/22 8,021 (282,826)
Japan 10 Year Bond ........................................................ 202 09/12/22 227,994 (2,408,705)
Australia 10 Year Bond ...................................................... 3,312 09/15/22 289,187 (8,875,818)
FTSE 100 Index .......................................................... 926 09/16/22 83,399 (715,814)
FTSE/MIB Index .......................................................... 363 09/16/22 41,734 (2,395,916)
Mini-DAX Index ........................................................... 100 09/16/22 6,917 (462,549)
MSCI EAFE Index ......................................................... 3,074 09/16/22 300,038 (6,133,257)
S&P 500 E-Mini Index ...................................................... 4,879 09/16/22 1,008,367 (49,707,001)
Canada 10 Year Bond ...................................................... 5,631 09/20/22 573,632 (28,228,454)
U.S. Treasury Ultra Bond .................................................... 415 09/21/22 64,909 (212,758)
Long Gilt ............................................................... 1,840 09/28/22 264,812 (7,371,151)
SET50 Index ............................................................. 10,458 09/29/22 54,527 (549,596)
U.S. Treasury 5 Year Note .................................................... 2,562 09/30/22 291,468 (2,178,505)
(121,725,027)
$ (61,855,603)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 32,691,000 USD 6,222,756 Standard Chartered Bank 09/21/22 $ 4,618
CAD 7,815,000 USD 6,073,153 Standard Chartered Bank 09/21/22 28,652
CHF 4,848,000 USD 5,064,508 UBS AG 09/21/22 48,894
EUR 4,679,000 USD 4,788,100 BNP Paribas SA 09/21/22 11,367
EUR 11,984,000 USD 12,187,511 HSBC Bank plc 09/21/22 105,032
EUR 6,327,000 USD 6,411,329 Standard Chartered Bank 09/21/22 78,568
GBP 5,435,000 USD 6,568,961 Standard Chartered Bank 09/21/22 57,601
INR 492,174,000 USD 6,140,156 HSBC Bank plc 09/21/22 35,061
KRW 7,756,233,000 USD 5,896,931 Canadian Imperial Bank of Commerce 09/21/22 57,265
MXN 148,803,000 USD 7,208,976 Citibank NA 09/21/22 21,369
PLN 31,467,000 USD 6,589,815 Goldman Sachs International 09/21/22 134,166
USD 8,516,257 AUD 11,783,000 Westpac Banking Corp. 09/21/22 276,654
USD 5,059,556 BRL 25,019,000 Morgan Stanley & Co. International plc 09/21/22 293,637
USD 4,706,807 CAD 5,926,000 HSBC Bank plc 09/21/22 79,898
USD 8,787,392 CLP 7,422,271,000 HSBC Bank plc 09/21/22 624,876
USD 16,058,121 EUR 15,605,000 Bank of America NA 09/21/22 51,349

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 19,532,273 EUR 18,117,000 Credit Agricole Corporate & Investment Bank SA 09/21/22 $ 948,827
USD 9,255,769 EUR 8,985,000 HSBC Bank plc 09/21/22 39,438
USD 3,486,494 EUR 3,292,000 Morgan Stanley & Co. International plc 09/21/22 109,737
USD 3,222,282 EUR 2,989,000 State Street Bank and Trust Co. 09/21/22 156,326
USD 9,983,189 GBP 7,979,000 Credit Agricole Corporate & Investment Bank SA 09/21/22 254,884
USD 7,211,138 GBP 5,850,000 Toronto Dominion Bank 09/21/22 78,592
USD 10,799,108 JPY 1,405,822,000 Toronto Dominion Bank 09/21/22 214,826
USD 6,008,482 KRW 7,758,212,000 Canadian Imperial Bank of Commerce 09/21/22 52,766
USD 5,744,135 KRW 7,179,996,000 Credit Agricole Corporate & Investment Bank SA 09/21/22 232,296
USD 29,471,910 MXN 588,427,000 BNP Paribas SA 09/21/22 880,211
USD 7,074,277 MXN 145,577,000 Citibank NA 09/21/22 683
USD 25,668 NOK 242,000 Bank of New York Mellon 09/21/22 602
USD 5,665,458 PLN 24,614,000 Toronto Dominion Bank 09/21/22 405,850
USD 6,232,792 SGD 8,573,000 Westpac Banking Corp. 09/21/22 26,245
USD 6,329,998 THB 226,981,000 Citibank NA 09/21/22 141,711
USD 7,462,049 ZAR 124,533,000 Citibank NA 09/21/22 12,101
5,464,102
AUD 7,923,000 USD 5,724,971 HSBC Bank plc 09/21/22 (184,583)
CLP 19,471,239,000 USD 23,339,813 HSBC Bank plc 09/21/22 (1,926,649)
GBP 167,000 USD 208,956 Bank of New York Mellon 09/21/22 (5,343)
GBP 6,542,000 USD 8,002,613 UBS AG 09/21/22 (26,354)
INR 3,123,000 USD 39,762 Goldman Sachs International 09/21/22 (578)
JPY 145,329,000 USD 1,116,442 Bank of New York Mellon 09/21/22 (22,276)
NZD 555,000 USD 360,895 Bank of New York Mellon 09/21/22 (11,939)
SEK 53,238,000 USD 5,445,538 Bank of New York Mellon 09/21/22 (194,700)
SEK 12,314,000 USD 1,265,318 HSBC Bank plc 09/21/22 (50,794)
SGD 802,000 USD 583,063 Goldman Sachs International 09/21/22 (2,444)
USD 6,878,092 AUD 9,859,000 Banco Santander SA 09/21/22 (16,100)
USD 16,932,094 CAD 21,745,000 Morgan Stanley & Co. International plc 09/21/22 (45,992)
USD 192,226 CHF 184,000 Bank of America NA 09/21/22 (1,847)
USD 17,894,850 EUR 17,546,000 Citibank NA 09/21/22 (102,897)
USD 8,156,300 EUR 8,036,000 Goldman Sachs International 09/21/22 (86,597)
USD 8,306,936 EUR 8,163,000 Morgan Stanley & Co. International plc 09/21/22 (66,231)
USD 4,101,638 EUR 4,088,000 UBS AG 09/21/22 (91,613)
USD 12,836,801 GBP 10,576,000 Bank of America NA 09/21/22 (57,867)
USD 7,188,843 JPY 962,732,000 Westpac Banking Corp. 09/21/22 (59,462)
USD 10,081,144 PLN 47,705,000 Citibank NA 09/21/22 (112,631)
USD 5,883,819 SEK 59,779,000 Citibank NA 09/21/22 (12,154)
USD 6,150,569 ZAR 104,222,000 Citibank NA 09/21/22 (84,312)
ZAR 7,321,000 USD 465,619 Credit Agricole Corporate & Investment Bank SA 09/21/22 (27,654)
(3,191,017)
$ 2,273,085
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.97% Monthly 28 day MXIBTIIE Monthly 09/21/22
(a)
09/15/27 MXN 1,608,000 $ (2,499,963) $ — $ (2,499,963)
9.09% Monthly 28 day MXIBTIIE Monthly 09/21/22
(a)
09/15/27 MXN 1,052,000 (1,903,806) — (1,903,806)
8.77% Monthly 28 day MXIBTIIE Monthly 09/21/22
(a)
09/15/27 MXN 322,000 (371,815) — (371,815)
8.51% Monthly 28 day MXIBTIIE Monthly 09/21/22
(a)
09/15/27 MXN 500,000 (322,355) — (322,355)
9.36% Monthly 28 day MXIBTIIE Monthly 09/21/22
(a)
09/15/27 MXN 663,000 (1,554,535) — (1,554,535)
8.90% Monthly 28 day MXIBTIIE Monthly 09/21/22
(a)
09/15/27 MXN 588,000 (831,846) — (831,846)
9.10% Monthly 28 day MXIBTIIE Monthly 09/21/22
(a)
09/15/27 MXN 1,472,000 (2,671,241) — (2,671,241)
6 month BBR Semi-Annual (3.30%) Semi-Annual 09/21/22
(a)
09/21/27 AUD 10,000 805 — 805

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.26% Annual 1 day SOFR Annual 09/21/22
(a)
09/21/27 USD 64,000 $ (2,434,134) $ — $ (2,434,134)
2.86% Annual 1 day SONIA Annual 09/21/22
(a)
09/21/27 GBP 53,000 (1,995,861) 41,130 (2,036,991)
2.87% Annual 1 day SONIA Annual 09/21/22
(a)
09/21/27 GBP 65,000 (2,497,934) (27,064) (2,470,870)
3 month BA Semi-Annual 1.00% Semi-Annual 09/21/22
(a)
09/21/27 CAD 79,000 (5,601,906) (6,101,182) 499,276
6 month
EURIBOR Semi-Annual 1.46% Annual 09/21/22
(a)
09/21/27 EUR 43,000 207,129 (11,428) 218,557
6 month
EURIBOR Semi-Annual 1.49% Annual 09/21/22
(a)
09/21/27 EUR 102,000 643,054 79,508 563,546
6 month
EURIBOR Semi-Annual 1.66% Annual 09/21/22
(a)
09/21/27 EUR 186,000 2,740,469 (95,690) 2,836,159
6 month
EURIBOR Semi-Annual 1.68% Annual 09/21/22
(a)
09/21/27 EUR 58,000 920,700 (18,723) 939,423
6 month
EURIBOR Semi-Annual 1.69% Annual 09/21/22
(a)
09/21/27 EUR 154,000 2,498,067 (168,007) 2,666,074
6 month
EURIBOR Semi-Annual 1.74% Annual 09/21/22
(a)
09/21/27 EUR 62,000 1,159,425 (10,152) 1,169,577
6 month
EURIBOR Semi-Annual 1.78% Annual 09/21/22
(a)
09/21/27 EUR 38,000 785,983 (39,474) 825,457
6 month
EURIBOR Semi-Annual 2.11% Annual 09/21/22
(a)
09/21/27 EUR 34,000 1,259,577 (18,017) 1,277,594
6 month
EURIBOR Semi-Annual 2.34% Annual 09/21/22
(a)
09/21/27 EUR 63,000 3,052,391 13,366 3,039,025
1 day SORA Semi-Annual 2.72% Semi-Annual 09/21/22
(a)
09/21/27 SGD 29,000 260,442 — 260,442
2.72% Annual 3 month STIBOR Quarterly 09/21/22
(a)
09/21/27 SEK 416,000 (740,056) 132,188 (872,244)
2.48% Annual 3 month STIBOR Quarterly 09/21/22
(a)
09/21/27 SEK 633,000 (423,899) 17,550 (441,449)
3 month BA Semi-Annual 3.10% Semi-Annual 09/21/22
(a)
09/21/27 CAD 38,000 188,886 13,323 175,563
3 month BA Semi-Annual 3.56% Semi-Annual 09/21/22
(a)
09/21/27 CAD 34,000 734,135 (14,581) 748,716
6.73% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 112,000 (1,154,515) — (1,154,515)
5.01% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 247,000 1,217,875 — 1,217,875
5.82% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 79,000 (177,415) — (177,415)
6.25% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 92,000 (553,028) — (553,028)
5.52% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 246,000 107,934 — 107,934
5.87% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 252,000 (671,984) — (671,984)
6.57% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 96,000 (853,498) — (853,498)
3 month JIBAR Quarterly 7.74% Quarterly 09/21/22
(a)
09/21/27 ZAR 474,250 (322,469) — (322,469)
3 month JIBAR Quarterly 7.80% Quarterly 09/21/22
(a)
09/21/27 ZAR 352,260 (193,348) — (193,348)
3 month JIBAR Quarterly 7.83% Quarterly 09/21/22
(a)
09/21/27 ZAR 276,000 (127,600) — (127,600)
3 month JIBAR Quarterly 7.84% Quarterly 09/21/22
(a)
09/21/27 ZAR 605,000 (272,222) — (272,222)
3 month JIBAR Quarterly 8.07% Quarterly 09/21/22
(a)
09/21/27 ZAR 564,000 77,502 — 77,502
3 month JIBAR Quarterly 8.10% Quarterly 09/21/22
(a)
09/21/27 ZAR 564,000 115,861 — 115,861
3 month JIBAR Quarterly 8.11% Quarterly 09/21/22
(a)
09/21/27 ZAR 547,400 125,988 — 125,988
3 month JIBAR Quarterly 8.13% Quarterly 09/21/22
(a)
09/21/27 ZAR 96,600 25,817 — 25,817
3 month JIBAR Quarterly 8.14% Quarterly 09/21/22
(a)
09/21/27 ZAR 478,350 145,587 — 145,587
3 month JIBAR Quarterly 8.19% Quarterly 09/21/22
(a)
09/21/27 ZAR 756,000 318,900 — 318,900
3 month JIBAR Quarterly 8.20% Quarterly 09/21/22
(a)
09/21/27 ZAR 584,650 258,911 — 258,911
3 month JIBAR Quarterly 8.36% Quarterly 09/21/22
(a)
09/21/27 ZAR 446,000 378,405 — 378,405
3 month JIBAR Quarterly 8.37% Quarterly 09/21/22
(a)
09/21/27 ZAR 329,000 287,274 — 287,274
3 month JIBAR Quarterly 8.50% Quarterly 09/21/22
(a)
09/21/27 ZAR 341,000 407,386 — 407,386
3 month JIBAR Quarterly 8.56% Quarterly 09/21/22
(a)
09/21/27 ZAR 305,000 409,636 — 409,636
3 month JIBAR Quarterly 8.62% Quarterly 09/21/22
(a)
09/21/27 ZAR 411,000 612,988 — 612,988
$ (9,234,303) $ (6,207,253) $ (3,027,050)
(a)
Forward swap.

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2022
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 12.27% At Termination BNP Paribas SA N/A 01/02/25 BRL 6,000 $ (10,867) $ — $ (10,867)
1 day
BZDIOVER At Termination 12.88% At Termination Bank of America NA N/A 01/04/27 BRL 285,000 909,368 — 909,368
1 day
BZDIOVER At Termination 12.88% At Termination Bank of America NA N/A 01/04/27 BRL 57,000 181,701 — 181,701
1 day
BZDIOVER At Termination 13.16% At Termination Barclays Bank plc N/A 01/04/27 BRL 78,000 423,260 — 423,260
1 day
BZDIOVER At Termination 12.88% At Termination BNP Paribas SA N/A 01/04/27 BRL 109,000 343,145 — 343,145
1 day
BZDIOVER At Termination 13.19% At Termination BNP Paribas SA N/A 01/04/27 BRL 265,000 1,490,370 — 1,490,370
1 day
BZDIOVER At Termination 12.54% At Termination HSBC Bank plc N/A 01/04/27 BRL 79,000 31,258 — 31,258
1 day
BZDIOVER At Termination 12.62% At Termination HSBC Bank plc N/A 01/04/27 BRL 110,000 116,629 — 116,629
1 day
BZDIOVER At Termination -12.67% At Termination HSBC Bank plc N/A 01/04/27 BRL 85,000 201,354 — 201,354
1 week
CNREPOFI Quarterly 2.54% Quarterly Bank of America NA 09/21/22
(a)
09/21/27 CNY 1,200,980 660,652 — 660,652
3 month
TWCPBA Quarterly 1.13% Quarterly Bank of America NA 09/21/22
(a)
09/21/27 TWD 599,500 55,839 — 55,839
3 month
TWCPBA Quarterly 1.82% Quarterly Bank of America NA 09/21/22
(a)
09/21/27 TWD 751,680 923,293 — 923,293
3 month
TWCPBA Quarterly 1.83% Quarterly Bank of America NA 09/21/22
(a)
09/21/27 TWD 544,320 677,546 — 677,546
3.10% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA N/A 09/21/27 KRW 28,524,000 (166,284) — (166,284)
3.20% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 09/21/22
(a)
09/21/27 KRW 52,385,000 (491,589) — (491,589)
3.21% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 09/21/22
(a)
09/21/27 KRW 29,913,730 (293,735) — (293,735)
3.24% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 09/21/22
(a)
09/21/27 KRW 10,808,160 (117,106) — (117,106)
3.26% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 09/21/22
(a)
09/21/27 KRW 34,391,000 (391,337) — (391,337)
3.46% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 09/21/22
(a)
09/21/27 KRW 18,092,000 (341,049) — (341,049)
7.23% Semi-Annual 1 day MIBOR Semi-Annual Bank of America NA 09/21/22
(a)
09/21/27 INR 2,121,000 (1,016,434) — (1,016,434)
6.61% Semi-Annual 1 day MIBOR Semi-Annual Barclays Bank plc 09/21/22
(a)
09/21/27 INR 1,236,000 (173,133) — (173,133)
1 day THOR Quarterly 2.53% Quarterly BNP Paribas SA 09/21/22
(a)
09/21/27 THB 1,025,927 394,194 — 394,194
1 week
CNREPOFI Quarterly 2.47% Quarterly BNP Paribas SA 09/21/22
(a)
09/21/27 CNY 325,500 13,682 — 13,682
1 week
CNREPOFI Quarterly 2.50% Quarterly BNP Paribas SA 09/21/22
(a)
09/21/27 CNY 172,000 48,010 — 48,010
1 week
CNREPOFI Quarterly 2.51% Quarterly BNP Paribas SA 09/21/22
(a)
09/21/27 CNY 267,000 92,614 — 92,614
1 week
CNREPOFI Quarterly 2.52% Quarterly BNP Paribas SA 09/21/22
(a)
09/21/27 CNY 99,000 40,376 — 40,376
1 week
CNREPOFI Quarterly 2.56% Quarterly BNP Paribas SA 09/21/22
(a)
09/21/27 CNY 305,000 202,903 — 202,903
3.16% Quarterly
3 month
CD_KSDA Quarterly BNP Paribas SA 09/21/22
(a)
09/21/27 KRW 38,013,000 (301,569) — (301,569)
3.20% Quarterly
3 month
CD_KSDA Quarterly BNP Paribas SA 09/21/22
(a)
09/21/27 KRW 35,341,800 (325,243) — (325,243)
3.21% Quarterly
3 month
CD_KSDA Quarterly BNP Paribas SA 09/21/22
(a)
09/21/27 KRW 37,868,000 (369,094) — (369,094)
3.08% Quarterly
3 month
CD_KSDA Quarterly Citibank NA 09/21/22
(a)
09/21/27 KRW 25,202,400 (123,153) — (123,153)

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2022
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 week
CNREPOFI Quarterly 2.47% Quarterly HSBC Bank plc 09/21/22
(a)
09/21/27 CNY 325,500 $ 30,219 $ — $ 30,219
1 week
CNREPOFI Quarterly 2.55% Quarterly HSBC Bank plc 09/21/22
(a)
09/21/27 CNY 267,000 155,919 — 155,919
3 month
TWCPBA Quarterly 1.02% Quarterly HSBC Bank plc 09/21/22
(a)
09/21/27 TWD 404,500 (33,862) — (33,862)
3 month
TWCPBA Quarterly 1.15% Quarterly HSBC Bank plc 09/21/22
(a)
09/21/27 TWD 599,500 75,564 — 75,564
3.21% Quarterly
3 month
CD_KSDA Quarterly HSBC Bank plc 09/21/22
(a)
09/21/27 KRW 41,488,200 (396,856) — (396,856)
3.26% Quarterly
3 month
CD_KSDA Quarterly HSBC Bank plc 09/21/22
(a)
09/21/27 KRW 34,391,000 (394,455) — (394,455)
3.27% Quarterly
3 month
CD_KSDA Quarterly HSBC Bank plc 09/21/22
(a)
09/21/27 KRW 21,943,840 (263,629) — (263,629)
3.85% Quarterly
3 month
CD_KSDA Quarterly HSBC Bank plc 09/21/22
(a)
09/21/27 KRW 31,882,500 (1,053,744) — (1,053,744)
3.86% Quarterly
3 month
CD_KSDA Quarterly HSBC Bank plc 09/21/22
(a)
09/21/27 KRW 31,882,500 (1,062,417) — (1,062,417)
3 month
TWCPBA Quarterly 1.72% Quarterly
JPMorgan Chase Bank
NA 09/21/22
(a)
09/21/27 TWD 738,000 785,077 — 785,077
3 month
TWCPBA Quarterly 1.72% Quarterly
JPMorgan Chase Bank
NA 09/21/22
(a)
09/21/27 TWD 738,000 779,006 — 779,006
3.06% Quarterly
3 month
CD_KSDA Quarterly
JPMorgan Chase Bank
NA 09/21/22
(a)
09/21/27 KRW 19,005,000 (83,563) — (83,563)
3.18% Quarterly
3 month
CD_KSDA Quarterly
JPMorgan Chase Bank
NA 09/21/22
(a)
09/21/27 KRW 63,241,000 (546,899) — (546,899)
3.19% Quarterly
3 month
CD_KSDA Quarterly
JPMorgan Chase Bank
NA 09/21/22
(a)
09/21/27 KRW 9,549,817 (84,941) — (84,941)
3.20% Quarterly
3 month
CD_KSDA Quarterly
JPMorgan Chase Bank
NA 09/21/22
(a)
09/21/27 KRW 16,977,453 (160,858) — (160,858)
7.23% Semi-Annual 1 day MIBOR Semi-Annual
Morgan Stanley & Co.
International plc 09/21/22
(a)
09/21/27 INR 619,240 (295,739) — (295,739)
7.29% Semi-Annual 1 day MIBOR Semi-Annual
Morgan Stanley & Co.
International plc 09/21/22
(a)
09/21/27 INR 2,689,500 (1,371,124) — (1,371,124)
7.35% Semi-Annual 1 day MIBOR Semi-Annual
Morgan Stanley & Co.
International plc 09/21/22
(a)
09/21/27 INR 3,468,000 (1,891,117) — (1,891,117)
7.37% Semi-Annual 1 day MIBOR Semi-Annual
Morgan Stanley & Co.
International plc 09/21/22
(a)
09/21/27 INR 1,141,080 (634,700) — (634,700)
1 week
CNREPOFI Quarterly 2.54% Quarterly Nomura International plc 09/21/22
(a)
09/21/27 CNY 910,040 519,102 — 519,102
3.29% Quarterly
3 month
CD_KSDA Quarterly Nomura International plc 09/21/22
(a)
09/21/27 KRW 26,595,000 (331,564) — (331,564)
7.36% Semi-Annual 1 day MIBOR Semi-Annual Nomura International plc 09/21/22
(a)
09/21/27 INR 2,197,000 (1,204,034) — (1,204,034)
7.38% Semi-Annual 1 day MIBOR Semi-Annual Nomura International plc 09/21/22
(a)
09/21/27 INR 1,942,920 (1,091,316) — (1,091,316)
$ (5,870,330) $ — $ (5,870,330)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... At Termination
TAIEX Index
Futures
At
Termination
Merrill Lynch International
& Co. 08/17/22 TWD 2,777,069 $ 3,851,395 $ — $ 3,851,395
0.00% ........... At Termination
TAIEX Index
Futures
At
Termination
Merrill Lynch International
& Co. 08/17/22 TWD 92,009 20,675 — 20,675

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2022
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... At Termination
TAIEX Index
Futures
At
Termination
Merrill Lynch International
& Co. 08/17/22 TWD 313,509 $ 307,096 $ — $ 307,096
BOVESPA Index
Futures ........ At Termination 0.00%
At
Termination
Merrill Lynch International
& Co. 08/17/22 BRL 203,648 106,911 — 106,911
KOSPI 200 Index
Futures ........ At Termination 0.00%
At
Termination
Merrill Lynch International
& Co. 09/08/22 KRW 85,827,859 4,382,358 — 4,382,358
Swiss Market Index
Futures ........ At Termination 0.00%
At
Termination HSBC Bank plc 09/16/22 CHF 10,312 (308,121) — (308,121)
Swiss Market Index
Futures ........ At Termination 0.00%
At
Termination HSBC Bank plc 09/16/22 CHF 227 4,076 — 4,076
Swiss Market Index
Futures ........ At Termination 0.00%
At
Termination HSBC Bank plc 09/16/22 CHF 6,616 (85,731) — (85,731)
1 day SOFR plus 0.09% Quarterly
MSCI Mexico Net
Return Index Quarterly Citibank NA 04/19/23 USD 10,581 193,322 — 193,322
1 day SOFR plus 0.10% Quarterly
MSCI Mexico Net
Return Index Quarterly BNP Paribas SA 04/19/23 USD 7,448 136,070 — 136,070
1 day SOFR plus 0.25% Quarterly
MSCI Mexico Net
Return Index Quarterly
Merrill Lynch International
& Co. 04/19/23 USD 4,402 80,277 — 80,277
MSCI Chile Net Return
Index .......... Quarterly
1 day SOFR minus
1.00% Quarterly
Merrill Lynch International
& Co. 04/19/23 USD 7,987 (352,337) — (352,337)
MSCI Chile Net Return
Index .......... Quarterly
1 day SOFR minus
1.25% Quarterly Citibank NA 06/09/23 USD 7,810 433,401 — 433,401
$ 8,769,392 $ — $ 8,769,392
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 5.29
1 day SOFR ......................................... Secured Overnight Financing Rate 1.81
1 day SONIA ......................................... Sterling Overnight Index Average 1.19
1 day SORA ......................................... Singapore Overnight Rate Average 2.14
1 day THOR ......................................... Thailand Overnight Repo Rate ON 0.49
1 week CNREPOFI .................................... China Fixing Repo Rates 1.37
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 8.12
3 month BA .......................................... Canadian Bankers Acceptances 3.50
3 month CD_KSDA .................................... Certificates of Deposit by the Korean Securities Dealers Association 2.75
3 month JIBAR ....................................... Johannesburg Interbank Average Rate 5.73
3 month STIBOR ...................................... Stockholm Interbank Offered Rate (0.10)
3 month TWCPBA ..................................... Taiwan Secondary Markets Bills Rate 0.87
6 month BBR ........................................ Australian Bank Bill Rate 2.78
6 month EURIBOR ..................................... Euro Interbank Offered Rate 0.73
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.20

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2022
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
EUR Euro
GBP British Pound
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CNREPOFI Day China Fixing Repo Rates
EURIBOR Euro Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ — $ — $ —
Common Stocks
Aerospace & Defense .................................... 2,856,008 730,444 — 3,586,452
Air Freight & Logistics .................................... 4,306,227 1,001,797 — 5,308,024
Airlines .............................................. 654,767 — — 654,767
Auto Components ...................................... 1,667,439 1,470,843 — 3,138,282
Automobiles .......................................... 31,398,922 10,258,169 — 41,657,091
Banks ............................................... 21,927,961 21,609,077 — 43,537,038
Beverages ........................................... 17,648,691 7,479,199 — 25,127,890
Biotechnology ......................................... 23,537,439 2,929,862 — 26,467,301
Building Products ....................................... 14,232,732 4,423,046 — 18,655,778
Capital Markets ........................................ 18,194,745 7,685,180 — 25,879,925
Chemicals ............................................ 18,194,036 8,180,095 — 26,374,131
Commercial Services & Supplies ............................. 7,084,732 1,492,666 — 8,577,398
Communications Equipment ................................ 1,935,257 253,455 — 2,188,712
Construction & Engineering ................................ 509,694 6,135,858 — 6,645,552
Construction Materials .................................... 2,896,736 437,849 — 3,334,585
Consumer Finance ...................................... 3,217,203 — — 3,217,203
Containers & Packaging .................................. 2,542,783 — — 2,542,783
Distributors ........................................... 890,673 — — 890,673
Diversified Financial Services ............................... 14,529,200 1,712,842 — 16,242,042
Diversified Telecommunication Services ........................ 2,837,561 2,714,504 — 5,552,065
Electric Utilities ........................................ 22,470,389 12,500,965 — 34,971,354
Electrical Equipment ..................................... 1,200,264 8,817,338 — 10,017,602
Electronic Equipment, Instruments & Components ................. 7,867,790 5,022,737 — 12,890,527
Energy Equipment & Services .............................. 5,142,171 191,131 — 5,333,302
Entertainment ......................................... 19,910,447 2,345,355 — 22,255,802

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2022
Level 1 Level 2 Level 3 Total
Equity Real Estate Investment Trusts (REITs) .................... $ 36,910,521 $ 3,699,221 $ — $ 40,609,742
Food & Staples Retailing .................................. 9,333,446 3,252,427 — 12,585,873
Food Products ......................................... 287,334 9,911,068 — 10,198,402
Gas Utilities ........................................... 365,991 5,220,872 — 5,586,863
Health Care Equipment & Supplies ........................... 20,579,062 2,120,140 — 22,699,202
Health Care Providers & Services ............................ 13,810,090 276,168 — 14,086,258
Health Care Technology .................................. — 219,492 — 219,492
Hotels, Restaurants & Leisure .............................. 5,834,382 2,987,278 — 8,821,660
Household Durables ..................................... 11,226,997 1,883,181 — 13,110,178
Household Products ..................................... 6,921,450 1,385,200 — 8,306,650
Independent Power and Renewable Electricity Producers ............ — 671,419 — 671,419
Industrial Conglomerates .................................. 2,468,455 6,026,980 — 8,495,435
Insurance ............................................ 1,710,673 7,070,970 — 8,781,643
Interactive Media & Services ............................... 42,989,145 151,972 — 43,141,117
Internet & Direct Marketing Retail ............................ 25,884,759 1,060,917 — 26,945,676
IT Services ........................................... 34,960,486 4,668,282 — 39,628,768
Life Sciences Tools & Services .............................. 20,302,887 1,616,735 — 21,919,622
Machinery ............................................ 34,275,256 9,286,390 — 43,561,646
Marine .............................................. — 1,355,342 — 1,355,342
Media ............................................... 16,575,416 1,114,449 — 17,689,865
Metals & Mining ........................................ — 7,596,861 — 7,596,861
Multiline Retail ......................................... 10,054,478 — — 10,054,478
Multi-Utilities .......................................... 11,487,497 4,974,952 — 16,462,449
Oil, Gas & Consumable Fuels ............................... 23,844,801 9,746,136 — 33,590,937
Personal Products ...................................... 422,718 5,620,358 — 6,043,076
Pharmaceuticals ....................................... 64,811,421 28,033,312 — 92,844,733
Professional Services .................................... 2,969,127 5,141,947 — 8,111,074
Real Estate Management & Development ....................... 1,038,228 6,437,326 — 7,475,554
Road & Rail ........................................... 6,637,497 1,557,689 — 8,195,186
Semiconductors & Semiconductor Equipment .................... 67,798,960 7,918,532 — 75,717,492
Software ............................................. 87,976,006 4,722,366 — 92,698,372
Specialty Retail ........................................ 11,737,637 849,420 — 12,587,057
Technology Hardware, Storage & Peripherals .................... 69,615,688 2,165,684 — 71,781,372
Textiles, Apparel & Luxury Goods ............................ 441,553 5,390,264 — 5,831,817
Trading Companies & Distributors ............................ 6,841,426 6,273,272 — 13,114,698
Transportation Infrastructure ............................... — 1,510,451 — 1,510,451
Water Utilities ......................................... 4,276,682 2,827,772 — 7,104,454
Wireless Telecommunication Services ......................... — 2,925,495 — 2,925,495
Other Interests .......................................... — — — —
Preferred Stocks ......................................... — 1,497,899 — 1,497,899
Rights ................................................ 11,760 — — 11,760
U.S. Treasury Obligations ................................... — 79,098,906 — 79,098,906
Warrants .............................................. 75,550 — — 75,550
Short-Term Securities
Money Market Funds ...................................... 52,452,450 — — 52,452,450
$ 954,583,696 $ 355,659,557 $ — $ 1,310,243,253
Investments Valued at NAV
(a)
..................................... 1,092,410
$ —
$ 1,311,335,663
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 1,484,436 $ 26,242,415 $ — $ 27,726,851
Foreign currency exchange contracts ............................ — 5,464,102 — 5,464,102
Interest rate contracts ....................................... 42,089,347 28,861,359 — 70,950,706
Liabilities
Equity contracts ........................................... (55,840,258) (12,642,465) — (68,482,723)
Foreign currency exchange contracts ............................ — (3,191,017) — (3,191,017)
Interest rate contracts ....................................... (54,419,686) (37,758,739) — (92,178,425)
$ (66,686,161) $ 6,975,655 $ — $ (59,710,506)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.